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T. Rowe Price Institutional Frontier Markets Equity Fund
T. ROWE PRICE Institutional Frontier Markets Equity Fund SUMMARY
Investment Objective(s)
The fund seeks long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Institutional Frontier Markets Equity Fund T. Rowe Price Institutional Frontier Markets Equity Fund
Management fees	1.10%
Other expenses	0.63%
Total annual fund operating expenses	1.73%
Fee waiver/expense reimbursement	(0.37%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	1.36%	[1]
[1]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2021) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the fund’s ratio of expenses to exceed 1.35% of the class’ average daily net assets. The agreement may only be terminated at any time after February 28, 2021, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.35%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s expense ratio is below 1.35%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
T. Rowe Price Institutional Frontier Markets Equity Fund | T. Rowe Price Institutional Frontier Markets Equity Fund | USD ($)	138	509	904	2,010

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 55.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities and equity-related investments of companies that are located in, or that have economic ties to, countries considered to be frontier markets. For purposes of determining whether the fund invests at least 80% in frontier markets, the fund relies on the country assigned to a security by MSCI Inc. or another unaffiliated data provider. The fund may purchase securities issued by companies of any size, but typically seeks larger companies to the extent opportunities are available within frontier markets. The fund expects to make most of its investments in companies in frontier markets in Africa, the Middle East, Asia, Europe, and Latin America.

Frontier markets are those markets which are not as developed as emerging markets. The fund considers a country to be a frontier market if it is included in the MSCI Frontier Emerging Markets Index or if it is not included in the MSCI All Country World Index, which contains all of the countries that MSCI Inc. has classified as either a developed market or emerging market. The countries that are considered frontier markets may change over time based on how they are classified by MSCI Inc. The fund expects to typically seek investments in the frontier markets listed below (other countries may be added or listed countries may be removed):
  Africa and Middle East: Bahrain, Botswana, Egypt, Ghana, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Oman, Tanzania, Tunisia, Uganda, Zambia, and Zimbabwe.
  Asia: Bangladesh, Cambodia, Pakistan, Philippines, Sri Lanka, and Vietnam.
  Europe: Bosnia, Bulgaria, Croatia, Estonia, Georgia, Kazakhstan, Latvia, Lithuania, Romania, Serbia, Slovenia, and Ukraine.
  Latin America: Argentina, Colombia, Jamaica, Panama, Peru, and Trinidad & Tobago.
The fund is “nondiversified,” meaning it may invest a greater portion of its assets in a single company and own more of the company’s voting securities than is permissible for a “diversified” fund. Most of the fund’s assets will be invested directly in common stocks. The fund may also gain exposure to common stocks by purchasing participation notes (“P-notes”) that offer a return linked to a particular common stock. P-notes are primarily used to invest indirectly in certain stocks that trade in a market that restricts foreign investors, such as the fund, from investing directly in that market.

While the adviser invests with an awareness of the global economic backdrop and the adviser’s outlook for certain industries, sectors, and individual countries, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects. The growth of certain frontier market countries relies heavily on the success of the banking industry. As a result, the fund expects to concentrate its investments (i.e., invest more than 25% of its net assets) in securities issued by banks and other financial services companies. The fund may at times invest significantly in certain countries or geographical regions.

The adviser relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify quality companies with strong cash flows and sustainable growth potential, and does not emphasize either a growth or value bias when identifying potential investments. The fund’s investments may at times include securities of companies that are in the process of being privatized by a government, securities of companies that trade in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. In managing the fund’s portfolio, the adviser principally employs a bottom-up approach to identify particular securities for investment. Research analysts conduct proprietary industry and company analysis to assess companies’ prospects while also considering macroeconomic factors that could limit opportunities in certain regions or frontier markets overall. The fund generally looks for companies with an attractive industry structure, compelling fundamentals, proven management team, and/or strong valuation upside.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows.

Frontier markets Frontier market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of emerging market or developed market countries. In addition to the risks of investing in international emerging markets, frontier markets tend to have less efficient trading markets with lower overall liquidity and are more susceptible to governmental interference, local taxes being imposed on international investments, and restrictions on gaining access to sales proceeds. Frontier markets generally have smaller economies or less mature capital markets than emerging markets and, as a result, the risks typically associated with investing in emerging market countries are magnified in frontier countries. Adverse changes in currency values of frontier market countries may be severe and settlement procedures and custody services may prove inadequate in certain markets. The markets of frontier countries typically have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further increased by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the net asset value of the fund.

Investing in Africa and the Middle East Many African and Middle Eastern countries have histories of dictatorships, political and military unrest, and financial troubles, and their markets should be considered extremely volatile even when compared to those of other emerging market countries. Many of these countries tend to be highly reliant on exporting oil and other commodities so their economies can be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities.

Industry concentration Because the fund invests significantly in banking and financial services companies, the fund is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in the banking industry. Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults. The oversight of banks in frontier markets may be ineffective and underdeveloped relative to more mature markets. In particular for frontier markets, the impact of future regulation on any individual bank, or on the financial services sector as a whole, can be very difficult to predict.

Investing in Asia Many Asian economies have at various times been negatively affected by inflation, currency devaluations, an over-reliance on international trade and exports, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, or natural disasters could have a significant impact on companies doing business in Asia. The Asian region may be significantly affected by political unrest, military conflict, economic sanctions, and less demand for Asian products and services.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

Liquidity A particular investment or an entire market segment may become less liquid or even illiquid, sometimes abruptly, which could limit the fund’s ability to purchase or sell holdings in a timely manner at a desired price. An inability to sell a portfolio holding can adversely affect the fund’s overall value or prevent the fund from being able to take advantage of other investment opportunities. Liquidity risk may be magnified during periods of substantial market volatility and unexpected episodes of illiquidity may limit the fund’s ability to pay redemption proceeds without selling holdings at an unfavorable time or at a suitable price. Large redemptions may also have a negative impact on the fund’s overall liquidity.

Large-cap stocks Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

P-notes Although P-notes may serve as an efficient means to gain exposure to foreign securities markets or foreign securities that might otherwise be difficult or costly to access or purchase because of foreign regulatory restrictions or foreign tax laws, such investments carry additional risks beyond the risks associated with a direct investment in their underlying reference asset. P-Notes involve transaction costs, which may be higher than those applicable to the underlying securities. Any dividends or capital gains collected from the underlying securities are passed through to the foreign investors; however, the holder of a P-Note is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. The fund must rely on the creditworthiness of a counterparty and would have no rights against the issuer of an underlying security. Other risks include the risk that a P-Note may be illiquid and that the fund may not be able to terminate or offset its positions at the time it wishes to do so or at a favorable price and that, as a result of the failure of a counterparty or legal or operational issues, the fund may not receive payments required to be made to them under the terms of a P-Note.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.
INSTITUTIONAL FRONTIER MARKETS EQUITY FUND Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/17	8.59%	Worst Quarter	6/30/18	-15.49%

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Average Annual Total Returns Periods ended December 31, 2019
Average Annual Total Returns - T. Rowe Price Institutional Frontier Markets Equity Fund	1 Year	5 Years	Since inception		Inception date
T. Rowe Price Institutional Frontier Markets Equity Fund	14.60%	3.09%	0.80%		Sep. 22, 2014
T. Rowe Price Institutional Frontier Markets Equity Fund | Returns after taxes on distributions	14.24%	2.80%	0.53%		Sep. 22, 2014
T. Rowe Price Institutional Frontier Markets Equity Fund | Returns after taxes on distributions and sale of fund shares	8.86%	2.40%	0.62%		Sep. 22, 2014
MSCI Frontier Markets Index Net (reflects no deduction for fees or expenses)	17.99%	2.69%	(0.14%)	[1]	Sep. 22, 2014
Lipper Frontier Markets Funds Average	12.47%	0.36%	(2.36%)	[2]	Sep. 30, 2014
[1]	Return since 9/22/14.
[2]	Return since 9/30/14.

Updated performance information is available through troweprice.com.